As filed with the Securities and Exchange Commission on January 31, 2022.

File No. 333-253997
File No. 811-23645

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 2

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 4

SHP ETF Trust
(Exact Name of Registrant as Specified in Charter)

14785 Preston Road, Suite 1000

Dallas, TX 75254
(Address of Principal Executive Offices) (Zip Code)

914.443.5008

Registrant’s Telephone Number, including Area Code

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801
(Name and address of agent for service)

Copies of communications to:

Josef M. Valdman

Faith Investor Services LLC

14785 Preston Road, Suite 1000

Dallas, TX 75254

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036-1600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	on February 2, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [ ] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A for SHP ETF Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until February 2, 2022 the effectiveness of Post-Effective Amendment No. 1 ("PEA No. 1"), which was filed with the Commission via EDGAR Accession No. 0001387131-21-011295 on November 18, 2021, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 1 are incorporated by reference herein.

PART A—PROSPECTUS

The Prospectus for the FIS Biblically Responsible Risk Managed ETF is incorporated herein by reference to Part A of PEA No. 1.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the FIS Biblically Responsible Risk Managed ETF is incorporated herein by reference to Part B of PEA No. 1.

PART C—OTHER INFORMATION

The Part C for the FIS Biblically Responsible Risk Managed ETF is incorporated herein by reference to Part C of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Stamford, and State of Connecticut, on the 31th day of January 2022.

SHP ETF Trust

By:	/s/ Garrett Paolella
Name:	Garrett Paolella
Title:	President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below.

Signature	Title	Date

/s/ Josef M. Valdman Josef M. Valdman	Trustee and Chairman	January 31, 2022

/s/ Garrett Paolella Garrett Paolella	President, Principal Executive Officer, and Trustee	January 31, 2022

/s/ Sharon Cheever Sharon Cheever	Trustee	January 31, 2022

/s/ Richard Keary Richard Keary	Trustee	January 31, 2022

/s/ John Jacobs John Jacobs	Trustee	January 31, 2022

/s/ Robert Sherry	Trustee	January 31, 2022
Robert Sherry

/s/ Josh Hunter Josh Hunter	Treasurer and Principal Financial Officer	January 31, 2022